BUSINESS COMBINATION (Details Narrative) - BRL (R$) R$ in Millions	Aug. 31, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Plan assets at fair value		R$ 567.3
Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Description of how acquirer obtained control of acquiree	On August 31, 2021, CSN Cimentos S.A. acquired 99.97% of the total capital stock of Elizabeth Mineração and 99.99% of the shares of Elizabeth Cimentos, with 88.746% of direct equity interest and 11.254%